Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2018
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue		$ 273,685	$ 257,604
Business Combination, Acquired Receivable, Fair Value		272,753
Business Combination, Acquired Receivables, Gross Contractual Amount		277,919			$ 277,900
Business Acquisition, Share Price					$ 1.08
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain		3,500
Stock Issued During Period, Shares, Acquisitions	435,457
Payments to Acquire Businesses, Gross		$ 30,684	0	$ 0
Business Acquisition, Percentage of Voting Interests Acquired		91.50%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 48,519
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value		7,000
Business Combination, Consideration Transferred		86,203
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		42,954
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities		1,954
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		272,753			$ 272,753
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		940
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		6,249
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		1,300
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		6,133
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		332,283
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities		284,231
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities		2,254
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		286,485
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		45,798
Goodwill, Acquired During Period		$ 40,405
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		8.60%
Business Acquisition, Transaction Costs		$ 4,600
Business Combination, Consideration Transferred allocation percentage stock	60.00%
Business Combination, Consideration Transferred allocation percentage cash	40.00%
Business Acquisition, Pro Forma Net Income (Loss)		$ 115,118	$ 89,092
Business Acquisition, Pro Forma Earnings Per Share, Basic		$ 7.33	$ 5.66
Business Acquisition, Pro Forma Earnings Per Share, Diluted		$ 7.27	$ 5.62
Common Shares
Business Acquisition [Line Items]
Business Acquisition, Share Price					$ 0.01
Professional fees and services [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Business Acquisition, Transaction Costs		$ 2,500
Salaries [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Business Acquisition, Transaction Costs		2,000
Employee benefits [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Business Acquisition, Transaction Costs		100
Performing Financial Instruments [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value					$ 267,900
Business Combination, Acquired Receivables, Gross Contractual Amount					$ 273,700
Commercial Financial Agricultural [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		19,138
Business Combination, Acquired Receivables, Gross Contractual Amount		19,246
Commercial Real Estate [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		117,638
Business Combination, Acquired Receivables, Gross Contractual Amount		119,434
Construction Real Estate Commercial [Domain]
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		22,235
Business Combination, Acquired Receivables, Gross Contractual Amount		22,494
Mortgage
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		8,111
Business Combination, Acquired Receivables, Gross Contractual Amount		8,391
Commercial
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		14,797
Business Combination, Acquired Receivables, Gross Contractual Amount		14,798
Mortgage
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		48,714
Business Combination, Acquired Receivables, Gross Contractual Amount		50,295
HELOC
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		36,688
Business Combination, Acquired Receivables, Gross Contractual Amount		37,651
Leases
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		539
Business Combination, Acquired Receivables, Gross Contractual Amount		541
Purchased credit impaired [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value		4,893
Business Combination, Acquired Receivables, Gross Contractual Amount		$ 5,069